Preferred Stock	6 Months Ended
Sep. 30, 2011
Preferred Stock [Abstract]
Preferred Stock

8.    PREFERRED STOCK

The number of shares of preferred stock authorized and outstanding, and aggregate amount of liquidation preference at March 31, 2011 and September 30, 2011 was as follows:

	March 31, 2011			September 30, 2011
	Number of shares– authorized	Number of shares– outstanding	Aggregate amount of liquidation preference	Number of shares– authorized	Number of shares– outstanding	Aggregate amount of liquidation preference
	(in millions, except number of shares)
Preferred stock
Class 3	120,000,000	—	¥—	120,000,000	—	¥—
Class 5	400,000,000	156,000,000	390,000	400,000,000	156,000,000	390,000
Class 6	200,000,000	—	—	200,000,000	—	—
Class 7	200,000,000	—	—	200,000,000	—	—
Class 11	1,000	1,000	1	1,000	1,000	1

			¥390,001			¥390,001

Preferred stock included in Capital stock on the condensed consolidated balance sheets at March 31, 2011 and September 30, 2011 was ¥442,100 million, which consisted of ¥122,100 million of Class 1, ¥125,000 million of Class 3 and ¥195,000 million of Class 5 Preferred stock.

On April 1, 2010, MUFG acquired 100,000,000 shares of Class 3 Preferred Stock. On the same day, these 100,000,000 shares of Class 3 Preferred Stock were cancelled.

See Note 15 to the consolidated financial statements for the fiscal year ended March 31, 2011 for further information about preferred stock.